Significant accounting policies - Financial Instruments (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Equity	€ 69,611	€ (71,497)	€ (86,967)	€ (82,205)
Loans and borrowings	720,745	624,595	622,398
Accumulated losses
Disclosure of voluntary change in accounting policy [line items]
Equity	€ 742,836	€ 317,195	€ 312,455	€ 313,262